Changes in Balances of Accumulated Other Comprehensive Income by Component (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2014	$ 2,358
Other comprehensive income (loss)	(363)
Amounts reclassified to net income	(884)
Net other comprehensive income (loss)attributable to Verizon	(1,247)	123	966
Balance at December 31, 2014	1,111	2,358
Foreign currency translation adjustments
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2014	853
Other comprehensive income (loss)	(288)
Amounts reclassified to net income	(911)
Net other comprehensive income (loss)attributable to Verizon	(1,199)
Balance at December 31, 2014	(346)
Unrealized gain on cash flow hedges
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2014	113
Other comprehensive income (loss)	(89)
Amounts reclassified to net income	(108)
Net other comprehensive income (loss)attributable to Verizon	(197)
Balance at December 31, 2014	(84)
Unrealized gain on marketable securities
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2014	117
Other comprehensive income (loss)	14
Amounts reclassified to net income	(19)
Net other comprehensive income (loss)attributable to Verizon	(5)
Balance at December 31, 2014	112
Defined benefit pension and postretirement plans
Equity And Accumulated Other Comprehensive Income [Line Items]
Balance at January 1, 2014	1,275
Amounts reclassified to net income	154
Net other comprehensive income (loss)attributable to Verizon	154
Balance at December 31, 2014	$ 1,429